Provisions for judicial and administrative proceedings, commitments and other provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions for judicial and administrative proceedings, commitments and other provisions (Tables) [Abstract]
Breakdown of the balance of Provisions

 The breakdown of the balance of “Provisions” is as follows:

Thousand of reais	2018	2017	2016

Judicial and administrative proceedings under the responsibility of former controlling stockholders (Note 15)	605,638	707,131	814,925
Judicial and administrative proceedings	9,507,240	8,365,320	7,470,344
Of which:
Civil	3,377,338	2,522,005	1,842,549
Labor	3,819,107	3,448,388	3,138,645
Tax and Social Security	2,310,795	2,394,927	2,489,150
Provisions for contingent commitments (Note 23.b)	626,267	-	-
Others provisions (1)	599,099	991,008	780,595
Total	11,338,244	10,063,459	9,065,864

(1) In 2018, includes R$126.561 (2017 - R$287,446 and 2016 - R$450,284) relating to the expenses of projects aimed at improving operational productivity and efficiency.

Changes in Provisions

The changes in “Provisions” were as follows:

Thousand of reais	2018

	Pensions (1)	Other Provisions	Total
Balance at beginning of year	3,923,456	10,063,459	13,986,915
Additions charged to income:
Interest expense and similar charges	320,559	-	320,559
Personnel Expenses (Note 40)	8,939	-	8,939
Constitutions / Reversals and Adjustment of provisions	(801,332)	3,556,512	2,755,180
Other Comprehensive Income	483,058	-	483,058
Additions to provisions for contingent commitments	-	(48,246)	(48,246)
Payments to external funds	(594,024)	-	(594,024)
Amount paid	-	(2,247,172)	(2,247,172)
Transfer to other assets - actuarial assets (Note 15)	16,998	-	16,998
Transfers, exchange differences and other changes	-	13,691	13,691
Balance at end of year	3,357,654	11,338,244	14,695,898

Thousand of reais	2017

	Pensions (1)	Other Provisions	Total
Balance at beginning of year	2,710,626	9,065,864	11,776,490
Additions charged to income:
Interest expense and similar charges	275,836	-	275,836
Personnel Expenses (Note 40)	20,081	-	20,081
Constitutions / Reversals and Adjustment of provisions	1,723	3,112,684	3,114,407
Other Comprehensive Income	1,028,090	-	1,028,090
Payments to external funds	(127,357)	-	(127,357)
Amount paid	-	(2,123,483)	(2,123,483)
Transfer to other assets - actuarial assets (Note 15)	14,457	-	14,457
Transfers, exchange differences and other changes	-	8,394	8,394
Balance at end of year	3,923,456	10,063,459	13,986,915

Thousand of reais	2016

	Pensions (1)	Other Provisions	Total
Balance at beginning of year	2,696,653	8,713,024	11,409,677
Additions charged to income:
Interest expense and similar charges (Note 32 & 33)	287,576	-	287,576
Personnel Expenses (Note 40)	24,480	-	24,480
Constitutions / Reversals and Adjustment of provisions	60,309	2,645,764	2,706,073
Payments to pensioners and early retirees with a charge to internal provisions	1,876,888	-	1,876,888
Payments to external funds	(2,074,873)	-	(2,074,873)
Amount paid	-	(2,330,283)	(2,330,283)
Other Comprehensive Income	(153,595)	-	(153,595)
Transfers, exchange differences and other changes	(6,812)	37,359	30,547
Balance at end of year	2,710,626	9,065,864	11,776,490

Movement of provisions

According to note 2.iii.ix, IFRS 9 requires that the provision for expected credit losses be recorded for contracts of financial guarantees rendered, which have not yet been honored. Provision expense reflecting credit risk should be measured and accounted for when the honor of these guarantees occurs and the client accused does not comply with its contractual obligations. The movement of these provisions in 2018 is as follows:

Thousand of reais	2018

Balance at beginning of year (in 1/01/2018 after the initial adoption of the IFRS 9)	674,513
Creation of provision for contingent commitments	(48,246)
Balance at end of year	626,267